N-4	Feb. 25, 2025	Feb. 20, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
Principal Variable Contract Portfolios Closure and Share Class Conversion
Effective February 21, 2025, the Subaccounts that invest in class 3 shares of the Principal VC Equity Income, Principal Diversified Balanced, Principal Diversified Growth, and Principal VC Diversified Income Portfolios (the “Principal Subaccounts” and the “Principal Portfolios,” respectively) will no longer be available for new investment allocations. This means:

•On or after February 21, 2025, any Accumulation Value you have invested in the Principal Subaccounts can remain in the Principal Subaccounts unless you order the transfer or withdrawal of the Accumulation Value from the Principal Subaccounts.
•Any order to allocate Net Premium and transfer Accumulation Value to the Principal Subaccounts at or after 3:00 p.m. central time on February 21, 2025 will be refused and any premium received with the order will be returned to you without interest. An “order” includes any “standing” allocation instructions we have on file that list the Principal Subaccounts. If your on-file allocation instructions include the Principal Subaccounts, please contact us (as described below) to change your instructions for allocating any future Net Premium and to avoid delays in your investment allocations.
•If you are participating in the portfolio rebalancing or dollar cost averaging programs and your instructions allocate Accumulation Value to the Principal Subaccounts, your participation in the program will be suspended on February 21, 2025 until you provide us with new allocation instructions.
Following the close of business on May 1, 2025, the class 3 shares of the Principal Portfolios will automatically convert to class 2 shares of the Principal Portfolios. The Principal Subaccounts will remain closed to new investments following the conversion.

Pioneer Variable Contracts Trust Portfolios Reorganization
On or about March 31, 2025 (the “Reorganization Date”), the following Portfolios of the Pioneer Variable Contracts Trust (the “Pioneer Portfolios”) will be reorganized into and with the corresponding Portfolios of Victory Variable Insurance Funds II (the “Victory Portfolios”):

Pioneer Portfolio	Victory Portfolio
Pioneer Bond VCT II	Victory Pioneer Bond VCT II
Pioneer Equity Income VCT II	Victory Pioneer Equity Income VCT II
Pioneer High Yield VCT II	Victory Pioneer High Yield VCT II
Pioneer Strategic Income VCT II	Victory Pioneer Strategic Income VCT II
Pioneer VCT II	Victory Pioneer VCT II

Prospectuses Available [Text Block]
This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus or Summary Prospectus for future reference.
As a result of the Reorganization, the Subaccounts that invest in the Pioneer Portfolios (the “Pioneer Subaccounts”) will also be reorganized into and with Subaccounts that invest in the corresponding Victory Portfolios (the “Victory Subaccounts”).

Victory Capital Management Inc. (“Victory Capital”) will be the investment adviser to each Victory Portfolio. Each Victory Portfolio will have the same investment objective(s) as the corresponding Pioneer Portfolio. Victory Capital has contractually agreed to limit the expenses of each Victory Portfolio so that they do not exceed the expenses of the corresponding Pioneer Portfolio for at least three years following the Reorganization.

On the Reorganization Date, any Accumulation Value held in the Pioneer Subaccounts will be allocated to the corresponding Victory Subaccount.

After the Reorganization Date, the Victory Subaccounts will be available as investment options under the Contract. Any order to allocate Net Premium and transfer Accumulation Value to the Pioneer Subaccounts received after the Reorganization Date will be allocated to the corresponding Victory Subaccounts. An “order” includes any “standing” allocation instructions we have on file that list the Pioneer Subaccounts, including allocation instructions under the portfolio rebalancing or dollar cost averaging programs. If you wish to change your instructions, please contact us (as described below).

Additional information about the investment options available under your Contract can be found in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.

C000028201 [Member]
Prospectus:
Portfolio Company Name [Text Block]		Pioneer Bond VCT II
C000000001 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Pioneer Bond VCT II
C000028212 [Member]
Prospectus:
Portfolio Company Name [Text Block]		Pioneer Equity Income VCT II
C0000000002 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Pioneer Equity Income VCT II
C000028218 [Member]
Prospectus:
Portfolio Company Name [Text Block]		Pioneer High Yield VCT II
C0000000003 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Pioneer High Yield VCT II
C000028191 [Member]
Prospectus:
Portfolio Company Name [Text Block]		Pioneer Strategic Income VCT II
C0000000004 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Pioneer Strategic Income VCT II
C000028183 [Member]
Prospectus:
Portfolio Company Name [Text Block]		Pioneer VCT II
C0000000005 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Pioneer VCT II